AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")
                Supplement to OVERTURE BRAVO! and OVERTURE VIVA!,
                 OVERTURE Annuity III-Plus and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2004
                          Supplement Dated May 1, 2004

PORTFOLIO COMPANY OPERATING EXPENSES at OVERTURE BRAVO! pages 7-8, OVERTURE VIVA! page 8, OVERTURE Annuity III-Plus pages 7-8, and OVERTURE MEDLEY! pages 8-9, are revised as follows.

1. OVERTURE BRAVO!, OVERTURE Annuity III-Plus, and OVERTURE MEDLEY! footnote number (8) is deleted and replaced with the following:

     (8)MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Strategic Income series such that the portfolio's "Other Fees" do not exceed 0.15% annually. This contractual fee arrangement may not be changed without approval of the board of trustees which oversees the portfolio series. The reimbursement arrangement will terminate on April 30, 2005.

2. For all prospectuses listed above, expense information for the Third Avenue Value portfolio is deleted and replaced with the following:

---------------------------------------------------------------------------------------------------------------------
                                                              Total                     Total Expenses
o  Subaccount's underlying     Management  12b-1    Other     Fund      Waivers and    after Waivers and
Portfolio Name                  Fees       Fees     Fees      Fees      Reductions     Reductions, if any.
---------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
---------------------------------------------------------------------------------------------------------------------
o  Third Avenue Value           0.90%       -       0.34%     1.24%         -                 1.24%
---------------------------------------------------------------------------------------------------------------------

3. For OVERTURE BRAVO!, OVERTURE Annuity III-Plus, and OVERTURE MEDLEY!, footnote (10) for the Third Avenue Value portfolio is deleted and footnote (11) for VAN KAMPEN portfolios is renumbered to be (10).

4. For OVERTURE VIVA!, footnote (6) is deleted.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.

                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.